Other liabilities and tax payable	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Other liabilities and Tax payable
Other liabilities and Tax payables
Other liabilities consisted of the following:

	At December 31
	2017			2016
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Payables for buy-back agreements	€2,234	€—	€2,234	€2,081	€—	€2,081
Indirect tax payables	799	19	818	667	968	1,635
Accrued expenses and deferred income	1,573	2,260	3,833	1,320	2,428	3,748
Payables to personnel	988	16	1,004	1,006	34	1,040
Social security payables	313	6	319	312	7	319
Amounts due to customers for contract work (Note 14)	190	—	190	236	—	236
Other	1,838	199	2,037	2,187	166	2,353
Total Other liabilities	€7,935	€2,500	€10,435	€7,809	€3,603	€11,412

An analysis of Other liabilities (excluding Accrued expenses and deferred income) by due date was as follows:

	At December 31
	2017					2016
	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total
	(€ million)
Other liabilities (excluding Accrued expenses and deferred income)	€6,362	€227	€13	€240	€6,602	€6,489	€1,159	€16	€1,175	€7,664

Payables for buy-back agreements refers to buy-back agreements entered into by the Group and includes the price received for the product recognized as an advance at the date of the sale, and subsequently, the repurchase price and the remaining lease installments yet to be recognized.
Indirect tax payables include federal taxes on commercial transactions accrued by the Group's Brazilian subsidiaries for which, at December 31, 2016, the Group (as well as a number of important industrial groups that operate in Brazil) was awaiting a decision by the Brazilian Supreme Court regarding its claim alleging double taxation.
On March 15, 2017, the Brazilian Supreme Court ruled that state value added tax should be excluded from the base for calculating a federal tax on revenue. At June 30, 2017, the Group determined that the likelihood of economic outflow related to such indirect taxes was no longer probable and the total liability of €895 million that FCA had accrued but not paid for such taxes for the period from 2007 to 2014 was reversed. Due to the materiality of this item and its effect on our results, the amount is presented separately in the line Reversal of a Brazilian indirect tax liability in the Consolidated Income Statement for the year ended December 31, 2017, and is composed of €547 million, originally recognized as a reduction to Net revenues, and €348 million, originally recognized within Net financial expenses. The Brazilian Supreme Court issued summary written minutes of its ruling on September 29, 2017 and Trial Minutes on October 2, 2017. On October 19, 2017, the Brazilian government filed its appeal against the PIS/COFINS over ICMS decision. Due to the uncertainty of scope of the application of the Supreme Court ruling taking into account the government’s appeal and request for modulation, and due to Brazil’s current heightened political and economic uncertainty, management believes a risk of economic outflow is still greater than remote.
Deferred income includes revenues not yet recognized in relation to separately-priced extended warranties and service contracts. These revenues will be recognized in the Consolidated Income Statement over the contract period in proportion to the costs expected to be incurred based on historical information. Deferred income also includes the remaining portion of government grants that will be recognized as income in the Consolidated Income Statement over the periods necessary to match them with the related costs which they are intended to offset.
On January 20, 2017, the last installment of U.S.$175 million (€166 million) was paid on the obligation arising from the 2014 memorandum of understanding between FCA US and the International Union, United Automobile, Aerospace and Agricultural Implement Workers of America, which was included within Other current liabilities at December 31, 2016.
Tax payables
An analysis by due date for Tax payables was as follows:

	At December 31
	2017					2016
	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total
	(€ million)
Tax payables	€309	€32	€42	€74	€383	€162	€25	€—	€25	€187